Shareholder Report, Holdings (Details) - C000005732	Feb. 28, 2025
1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	18.90%
8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	34.50%
31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	43.10%
61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.30%
91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)